Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	HCIM Trust
Central Index Key	0001577642
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Apr. 30, 2014
Hatteras Disciplined Opportunity Fund | Class A
Risk/Return:
Trading Symbol	HDOAX
Hatteras Disciplined Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	HDOIX